MORGAN GRENFELL INVESTMENT TRUST

                                885 Third Avenue
                            New York, New York 10022

                                  June 27, 1997

VIA EDGAR

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Morgan Grenfell Investment Trust (the "Trust")
                  File Nos. 33-68704 and 811-8006

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the 1933 Act, the undersigned hereby certifies, on behalf of the Registrant, that (A) post-effective amendment no. 17 to the Trust's Registration Statement on Form N-1A ("PEA 17"), the most recent post-effective amendment to the Trust's Registration Statement on Form N-1A, was filed electronically and (B) forms of (i) supplement, dated June 23, 1997, to the prospectus, dated March 7, 1997, for institutional shares of Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund, Morgan Grenfell Smaller Companies Fund, Morgan Grenfell Microcap Fund and Morgan Grenfell Large Cap Growth Fund (collectively, the "Domestic Funds"), (ii) supplement, dated June 23, 1997, to the prospectus, dated March 7, 1997, for service shares of the Domestic Funds and (iii) supplement, dated June 23, 1997, to the SAI, dated March 7, 1997 for service shares of the Domestic Funds that would have been filed herewith pursuant to paragraph (c) of Rule 497, in each case, would not have differed from the versions of such supplements filed as part of PEA 17.

     Please contact Michael P. Scanlon, Esq. of Hale and Dorr LLP, counsel to the Trust, at (617) 526-6521 if you have any questions concerning this filing.

                                              Very truly yours,

                                              /s/ Joan Binstock

                                              Joan Binstock, Secretary
                                              Morgan Grenfell Investment Trust
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